Significant Accounting Policies - Impairment of Long-lived Assets (Details)	12 Months Ended
Dec. 31, 2024
Minimum [Member]
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates	5 years
Maximum [Member]
Impairment of Long-lived Assets:
Average historical period for estimating time charter equivalent rates	15 years
Vessel | Maximum [Member]
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	18 years